Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
6.	Debt

Term	Loan
On November 5, 2020 the Company entered into a debt and equity financing agreement with Avenue Venture Opportunities Fund, L.P., (“Avenue”). The agreement provides for a
36-month
term loan of up to $20.0 million, of which $10.0 million was funded at close and (b) an additional $10.0 million is available at the Company’s request until December 31, 2021, subject to (i) completion of an underwritten public offering with gross proceeds of at least $75.0 million, or a Qualified Offering, (ii) receipt of FDA approval of TRUDHESA and (iii) approval by Avenue’s investment committee. The term loan bears interest at the higher of the prime rate or 11%.
Payments for the term loan were initially interest only for the initial 12 months, extended to 24 months upon closing of our IPO, and can be extended to 36 months upon FDA approval of TRUDHESA. The term loan will amortize in equal payments of principal from the end of the interest only period to the expiration of the
36-month
term on November 1, 2023 and includes a final payment of $450,000 due upon the maturity of the term loan. In connection with the agreement, the Company granted Avenue warrants for the purchase of shares of 1,762,810 shares of Series D redeemable convertible preferred stock, as disclosed in Note 7.
The Company’s obligations are secured by a security interest in substantially all of the Company’s assets, excluding the. Company’s intellectual property. The agreement contains customary representations, warranties and covenants, including covenants by the Company limiting additional indebtedness, liens, including on intellectual property, guaranties, mergers and consolidations, substantial asset sales, investments and loans, certain corporate changes, transactions with affiliates and fundamental changes. The agreement provides for events of default customary for term loans of this type, including but not limited to non-payment,
breaches or defaults in the performance of covenants, insolvency and bankruptcy.
The net proceeds from the issuance of the term loan were initially allocated to the warrants at an amount equal to their fair value of $1.5 million and the remainder to the term loan. The Company incurred financing costs of $299,000 which, together with the fair value of the warrants and the final payment, are recorded as a debt discount and are being amortized over the contractual term using the effective interest method. During the three and six months ended June 30, 2021, the Company incurred interest expense of $509,000 and $999,000, respectively and is classified as other (expense) income. The estimated fair value of the Avenue term loan, as of June 30, 2021 was $11.0 million, compared to the principal amount outstanding of $10.45 million. The estimated fair value was based on borrowing rates available to the Company for loans with similar terms and consideration of the Company’s credit risk, as such, the Company’s long-term debt was classified within Level 3 of the fair value hierarchy.
The term loan consists of the following (in thousands):

	June 30, 2021	December 31, 2020
Face value of term loan	$10,000	$10,000
Final payment	450	450
Unamortized debt discount associated with final payment, issuance date warrant fair value, and financing costs	(1,593)	(2,039)

Total debt, net	$8,857	$8,411
Less: short-term debt	–	417

Long-term debt	$8,857	$7,994

As described in Notes 1 and 14 of these financial statements, on July 2, 2021, the Company entered into a loan and security agreement (the “Agreement”) with Oxford and SVB (together with Oxford, the “Lenders”), to borrow up to an aggregate principal amount of $50.0 million in a series of term loans. Upon entering into the Agreement, the Company borrowed $20.0 million from the Lenders with approximately $10.8 million of such amount applied to the repayment of outstanding principal, interest and final payment fees owed under the debt and equity financing agreement with Avenue. As a result, the total debt, net has been classified on our balance sheet as Long-term debt –
non-current
as of June 30, 2021.

Convertible	Promissory Notes
In March 2021, the Company issued unsecured convertible promissory notes to various investors for an aggregate amount of $7.5 million which were accounted for at fair value. The notes bore interest at a rate of 5.0% per annum and mature on the earlier of (a) December 31, 2021 and (b) a change of control. The notes were automatically converted into shares of the Company’s common stock upon the closing of the IPO.
The agreement contained customary representations, warranties and covenants, including covenants by the Company limiting additional indebtedness, liens, including on intellectual property, guaranties, mergers and consolidations, substantial asset sales, investments and loans, certain corporate changes, transactions with affiliates and fundamental changes. The agreement provided for events of default customary for term loans of this type, including but not limited to non-payment,
breaches or defaults in the performance of covenants, insolvency and bankruptcy.
On March 31, 2021, the notes were remeasured to their settlement amount at the IPO date excluding accrued interest due to the proximity of the settlement date to the end of the reporting period. The loss on the increase in fair value on the convertible notes totaled $839,000 from their issuance through June 30, 2021 and is classified as other (expense) income, net in the accompanying condensed consolidated statements of operations. For the three and six months ended June 30, 2021, interest expense incurred in connection with the convertible promissory notes was $27,000 and $54,000, respectively and is classified as other (expense) income.
The carrying value of the convertible notes of $8.4 million immediately prior to the Company’s IPO subsequently converted into 559,585 shares of common stock upon completion of the IPO.

6.	Debt

Payroll	Protection Program
In April 2020, the Company borrowed $1.1 million from the U.S. Small Business Administration Payroll Protection Program, or PPP, as provided by the Coronavirus Aid, Relief, and Economic Security Act. The PPP loans are intended to assist companies impacted by the
COVID-19
pandemic to fund certain types of expenditures, including payroll costs, rent and utility payments. The Company repaid the loan in full on May 5, 2020.

Term	Loan
On November 5, 2020 the Company entered into a debt and equity financing agreement with Avenue Venture Opportunities Fund, L.P., or Avenue. The agreement provides for a
36-month
term loan of up to $20.0 million, of which $10.0 million was funded at close and (b) an additional $10.0 million is available at the Company’s request until December 31, 2021, subject to (i) completion of an underwritten public offering with gross proceeds of at least $75.0 million, or a Qualified Public Offering, (ii) receipt of FDA approval of TRUDHESA and (iii) approval by Avenue’s investment committee. The term loan bears interest at the higher of the prime rate or 11%.
Under the agreement, Avenue also has the right to invest up to $10.0 million in a private placement concurrent with an IPO (at the IPO price) or special purpose acquisition company, or SPAC, transaction (at the effective price per share), in each case, subject to mutual agreement and Avenue investment committee approval.
Payments for the term loan are interest only for the initial 12 months and can be extended to (i) 24 months upon achieving a qualified IPO with gross proceeds of at least $75.0 million or (ii) 36 months upon achieving the first interest only period extension and FDA approval of TRUDHESA. The term loan will amortize in equal payments of principal from the end of the interest only period to the expiration of the
36-month
term on November 1, 2023 and includes a final payment of $450,000 due upon the maturity of the term loan. In connection with the agreement, the Company granted Avenue warrants for the purchase of shares of 1,762,810 shares of Series D redeemable convertible preferred stock, as disclosed in Note 7. Avenue is eligible to receive additional warrants upon the draw down of the remaining $10.0 million under the agreement.
The Company’s obligations are secured by a security interest in substantially all of the Company’s assets. The agreement contains customary representations, warranties and covenants, including covenants by the Company limiting additional indebtedness, liens, including on intellectual property, guaranties, mergers and consolidations, substantial asset sales, investments and loans, certain corporate changes, transactions with affiliates and fundamental changes. The agreement provides for events of default customary for term loans of this type, including but not limited to non-payment,
breaches or defaults in the performance of covenants, insolvency and bankruptcy.
The net proceeds from the issuance of the term loan were initially allocated to the warrants at an amount equal to their fair value of $1.5 million and the remainder to the term loan. The Company incurred financing costs of $299,000 which, together with the fair value of the warrants and the final payment, are recorded as a debt discount and are being amortized over the contractual term using the effective interest method. During the year ended December 31, 2020, the Company recorded interest expense of $303,000.
The term loan consists of the following (in thousands):

December 31, 2020
Face value of term loan	$10,000
Final payment	450
Unamortized debt discount associated with final payment, issuance date warrant fair value, and financing costs	(2,039)

Total debt, net	8,411
Less: short-term debt	417

Long-term debt	$7,994